Goodwill And Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Goodwill [Line Items]
Intangible assets	$ 0.0	$ 6.0
Amortization expense	$ 24.4	25.0	$ 25.6
Current Year Acquisition | Customer Relationships
Goodwill [Line Items]
Intangible assets		$ 5.2
Weighted average useful life		5 years
Current Year Acquisition | Trade Names
Goodwill [Line Items]
Intangible assets		$ 0.8
Weighted average useful life		2 years